Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000168333 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168333 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168333 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168333 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168333 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168333 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168333 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | FNB Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168333 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000168333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000168334 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168334 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168334 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168334 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168334 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168334 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168334 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | FNB Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168334 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000168334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000244343 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000244343 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244343 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244343 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000244343 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244343 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244343 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | FNB Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244343 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244343 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000244343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000168335 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168335 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168335 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168335 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168335 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168335 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168335 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | FNB Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168335 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000168335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000219866 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219866 | Old National Bancorp_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219866 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219866 | Ameris Bancorp_
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219866 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219866 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219866 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | Renasant Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | FNB Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219866 | Euronet Worldwide, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219866 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219866 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219866 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219866 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219866 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219866 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219866 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219866 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000168336 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168336 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168336 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168336 | Nice Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168336 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168336 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168336 | Encompass Health Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168336 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | LKQ Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168336 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000168336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000168337 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168337 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168337 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168337 | Nice Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168337 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168337 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168337 | Encompass Health Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168337 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | LKQ Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000168337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000168339 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168339 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168339 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168339 | Nice Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168339 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168339 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168339 | Encompass Health Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168339 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | LKQ Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000168339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000168329 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168329 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168329 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168329 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168329 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168329 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168329 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168329 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168329 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168329 | Exelon Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168330 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168330 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168330 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168330 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168330 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168330 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168330 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168330 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168330 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168330 | Exelon Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168332 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168332 | Everest Group Ltd._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168332 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168332 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168332 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168332 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168332 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168332 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168332 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168332 | Exelon Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168416 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168416 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168416 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168416 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168416 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168416 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168416 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168416 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168416 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168416 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168416 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168416 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168416 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000168416 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168416 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168416 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168416 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168416 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000168416 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000168417 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168417 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168417 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168417 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168417 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168417 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168417 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168417 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168417 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168417 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168417 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000168417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168417 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000168417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000168419 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168419 | White Mountains Insurance Group Ltd._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168419 | Prosperity Bancshares, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168419 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168419 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168419 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168419 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168419 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168419 | Trimble, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000168419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000168419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000168359 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	17.20%
C000168359 | Ivanhoe Electric, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168359 | Iluka Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168359 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168359 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168359 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168359 | Keyera Corp._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168359 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168359 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168359 | Norsk Hydro ASA_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000168359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000168359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168360 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	17.20%
C000168360 | Ivanhoe Electric, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168360 | Iluka Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168360 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168360 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168360 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168360 | Keyera Corp._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168360 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168360 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168360 | Norsk Hydro ASA_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168360 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000168360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000168360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168362 | Compass Minerals International, Inc._
Holdings [Line Items]
Percent of Total Investments	17.20%
C000168362 | Ivanhoe Electric, Inc._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000168362 | Iluka Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168362 | MAC Copper Ltd._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168362 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168362 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168362 | Keyera Corp._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168362 | Range Resources Corp._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168362 | First Quantum Minerals Ltd._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168362 | Norsk Hydro ASA_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000168362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000168362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168408 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168408 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168408 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168408 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168408 | SPX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168408 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168408 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168408 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168408 | WisdomTree, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168408 | Mirion Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168408 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000168408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000168408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168409 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168409 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168409 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168409 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168409 | SPX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168409 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168409 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168409 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168409 | WisdomTree, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168409 | Mirion Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000168409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000168409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193682 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000193682 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000193682 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193682 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000193682 | SPX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000193682 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193682 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193682 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000193682 | WisdomTree, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193682 | Mirion Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000193682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000193682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000193682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168411 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168411 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168411 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168411 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168411 | SPX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168411 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168411 | Primoris Services Corp._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168411 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168411 | WisdomTree, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168411 | Mirion Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168411 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000168411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000168411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000168411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168400 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168400 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168400 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168400 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168400 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168400 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168400 | Insmed, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168400 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000168400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000168400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168401 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168401 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168401 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168401 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168401 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168401 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168401 | Insmed, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168401 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000168401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000168401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172970 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172970 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172970 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000172970 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172970 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172970 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172970 | Insmed, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172970 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172970 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172970 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000172970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000172970 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000172970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000172970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172970 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168403 | Fabrinet_
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168403 | Applied Industrial Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Q2 Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168403 | CyberArk Software Ltd._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168403 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168403 | Check Point Software Technologies Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168403 | Clean Harbors, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168403 | Insmed, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168403 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000168403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000168403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000168403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000168403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000168403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168396 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168396 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168396 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | ROBLOX Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | Vistra Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168396 | Howmet Aerospace, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168396 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168396 | Carvana Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000168396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000168396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000168396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000168396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168397 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168397 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168397 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | ROBLOX Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | Vistra Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168397 | Howmet Aerospace, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168397 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168397 | Carvana Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000168397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000168397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000168397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000168397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000172969 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172969 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172969 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | ROBLOX Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | Vistra Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172969 | Howmet Aerospace, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172969 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172969 | Carvana Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000172969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000172969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000172969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000172969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000172969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168399 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168399 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168399 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | ROBLOX Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | Vistra Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168399 | Howmet Aerospace, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168399 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168399 | Carvana Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168399 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000168399 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000168399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000168399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000168399 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219869 | Natera, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219869 | Royal Caribbean Cruises Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219869 | Burlington Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | ROBLOX Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | Axon Enterprise, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | Vistra Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219869 | Howmet Aerospace, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219869 | Ameriprise Financial, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219869 | Carvana Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000219869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000219869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168393 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.00%
C000168393 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	12.20%
C000168393 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.60%
C000168393 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168393 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168393 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168393 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168393 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168393 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168393 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000168393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168394 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.00%
C000168394 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	12.20%
C000168394 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.60%
C000168394 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168394 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168394 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168394 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168394 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168394 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168394 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000168394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168392 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	13.00%
C000168392 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	12.20%
C000168392 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	8.60%
C000168392 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168392 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168392 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168392 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168392 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168392 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168392 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000168392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000168392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000168412 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168412 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168412 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	9.30%
C000168412 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168412 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	8.80%
C000168412 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168412 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168412 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168412 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168412 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168412 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000168412 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168412 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168412 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168412 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168413 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168413 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168413 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	9.30%
C000168413 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168413 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	8.80%
C000168413 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168413 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168413 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168413 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168413 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000168413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168415 | Varonis Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168415 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168415 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	9.30%
C000168415 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168415 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	8.80%
C000168415 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168415 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168415 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168415 | ServiceNow, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168415 | Fair Isaac Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168415 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000168415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168415 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168415 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168415 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000168344 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168344 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168344 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168344 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168344 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168344 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168344 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168344 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168344 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168344 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168344 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168344 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168344 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168344 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168344 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168344 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168344 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000168344 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000168344 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168345 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168345 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168345 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168345 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168345 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168345 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168345 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168345 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168345 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168345 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000168345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000168345 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168346 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168346 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168346 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168346 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168346 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168346 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168346 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168346 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168346 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168346 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000168346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000168346 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213174 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213174 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213174 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213174 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213174 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213174 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213174 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213174 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213174 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213174 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213174 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000213174 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000213174 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213174 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000213174 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213174 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213174 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213174 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000213174 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168347 | Allianz SE_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168347 | SAP SE_
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168347 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168347 | Roche Holding AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168347 | HSBC Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168347 | Barclays PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168347 | Banco Bilbao Vizcaya Argentaria SA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168347 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168347 | Nestle SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168347 | Safran SA_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000168347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000168347 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168340 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168340 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168340 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168340 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168340 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168340 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168340 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168340 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168340 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000168340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168341 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168341 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168341 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168341 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168341 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168341 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168341 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168341 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168341 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000168341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168342 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168342 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168342 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168342 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168342 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168342 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168342 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168342 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168342 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000168342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213170 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000213170 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213170 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213170 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213170 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213170 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213170 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213170 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213170 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000213170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000213170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000213170 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168343 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168343 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168343 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168343 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168343 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168343 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168343 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168343 | Mastercard, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000168343 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000168343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000168343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000168343 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000168370 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168370 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000168370 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168370 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168370 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168370 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168370 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168371 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168371 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000168371 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168371 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168371 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168371 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168371 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168373 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168373 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000168373 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000168373 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168373 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168373 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168373 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168374 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168374 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000168374 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168374 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168374 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168375 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168375 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000168375 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168375 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168375 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168376 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168376 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000168376 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168376 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168377 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168377 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000168377 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000168377 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168377 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168378 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168378 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168378 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168378 | Development
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168378 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168378 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168378 | Medical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168378 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168378 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000168378 | General
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168379 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168379 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168379 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168379 | Development
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168379 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168379 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168379 | Medical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168379 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168379 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000168379 | General
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168380 | School District
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000168380 | Airport
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168380 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168380 | Development
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168380 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168380 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168380 | Medical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168380 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168380 | Education
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000168380 | General
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168381 | Development
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168381 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168381 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168381 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168381 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168381 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000168381 | General
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168381 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168381 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168381 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168382 | Development
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168382 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168382 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168382 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168382 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168382 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000168382 | General
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168382 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168382 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168382 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168383 | Development
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168383 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168383 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000168383 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168383 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168383 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000168383 | General
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168383 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168383 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168383 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219867 | Development
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000219867 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000219867 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219867 | Medical
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219867 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219867 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000219867 | General
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219867 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219867 | Pollution
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219867 | Power
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168384 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168384 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168384 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168384 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168384 | White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | Global Medical Response, Inc., 2024 Extended Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | Ziggo Financing Partnership, Term Loan I Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168384 | B&G Foods, Inc., Tranche B-5 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000168384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168385 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168385 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168385 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168385 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168385 | White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | Global Medical Response, Inc., 2024 Extended Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | Ziggo Financing Partnership, Term Loan I Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168385 | B&G Foods, Inc., Tranche B-5 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000168385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168387 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168387 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168387 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168387 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168387 | White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | Global Medical Response, Inc., 2024 Extended Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | Ziggo Financing Partnership, Term Loan I Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000168387 | B&G Foods, Inc., Tranche B-5 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000168387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000168387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219868 | Knight Health Holdings LLC, Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219868 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219868 | SPDR Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219868 | Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219868 | White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | Global Medical Response, Inc., 2024 Extended Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | Ziggo Financing Partnership, Term Loan I Facility, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219868 | B&G Foods, Inc., Tranche B-5 Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219868 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000219868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%